Financial liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities breakdown	Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2024	AS OF SEPTEMBER 30, 2025
Kreos & Claret bond loans	26,373	11,779
Lease liabilities	1,431	611
PGE	1,252	—
Borrowings	29,056	12,390
Kreos & Claret convertible notes (OCABSA)	23,370	4,099
Convertible loan notes	23,370	4,099
Kreos & Claret minimal return indemnifications	3,620	—
Derivative instruments	3,620	—
Royalty certificates	13,023	28,099
Other financial liabilities	13,023	28,099
Total non-current financial liabilities	69,069	44,588

Kreos & Claret bond loans	20,028	23,040
Lease liabilities	932	938
PGE	1,235	1,252
Borrowings	22,195	25,230
Heights convertible notes	21,574	—
Kreos & Claret convertible notes (OCABSA)	—	4,170
Convertible loan notes	21,574	4,170
Kreos & Claret BSA	1,166	—
Derivative instruments	1,166	—
Total current financial liabilities	44,935	29,400
Total financial liabilities	114,004	73,988

Disclosure of main data and assumptions used for the measurement of other equity instruments	The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA-2025-1	€6.13	[€3.5-€3.9]	100,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-2	€6.13	[€3.5-€3.9]	25,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-3	€6.48	[€3.7-€4.1]	39,370	€1.27	€6.41	3.92%	[5.5-7 years]	60.69%

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	MATURITY	VOLATILITY	RISK FREE RATE
AGA-2025-1	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-2	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-3	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-4	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-5	€6.17	€6.17	N/A	N/A	N/A
AGA-2025-6	€5.17	€5.17	N/A	N/A	N/A
AGA-2025-7	€61.20	€61.20	N/A	N/A	N/A
The fair values of the Minimal Return Indemnifications were measured using the following assumptions:

Tranche B Minimal Return Indemnification - March 2024	AS OF DECEMBER 31, 2024
Minimal return	1.40x
Discount rate	7.50%
Probability-weighted present value of shortfall payment (in thousands of €)	2,635 (Final redemption) 136 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	104 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	241 (Final redemption)
Total fair value of MRI (in thousands of €)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	2,636

Tranche C Minimal Return Indemnification - June 2024	AS OF DECEMBER 31, 2024
Minimal return	1.30x
Discount rate	7.50%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	1,160 (Final redemption) 43 (Tender offer)
(b) Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	684 (Final redemption)
(c) Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	903 (Final redemption)
Total fair value of MRI (in thousands of €)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	984
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	214,198
Exercise price per share	€18.67
Ordinary share price	€6.76
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%
Volatility	44.3% (expiry) 44.3% (tender offer)
Dividend	0
Risk-free rate	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	243

Kreos/Claret Tranche C BSA - November 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	405,832
of which, number of conditional BSA	0
Exercise price per share	€9.86
Ordinary share price	€6.67
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%
Probability of Drawdown of Tranche C credit facility	Drawn on June 21, 2024
Volatility	44.3% (expiry) 44.3% (tender offer)
Dividend	0
Risk-free rate	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	923

Disclosure of main data and assumptions used for the measurement of convertible loan notes	The main data and assumptions are the following:

Heights convertible notes - August 2023	AS OF DECEMBER 31, 2024
Original principal amount (in thousands of €)	35,000
Interest rate	6%
Conversion price per share	€23.77
Ordinary share price	€6.76
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity scenario probability	75%
Initial price limit	€14.43
Early redemption amount (put event)	120.00%
Volatility	50%
Credit spread	25%
Risk-free rate	2.9%
Fair value of Heights convertible notes (in thousands of €)	20,017

Disclosure of variation in lease liabilities	The variations in lease liabilities are set forth below:

AS OF DECEMBER 31, 2023	540
(+) Increase	2,051
(-) Decrease	(406)
AS OF SEPTEMBER 30, 2024	2,185

AS OF DECEMBER 31, 2024	2,363
(+) Increase	—
(-) Decrease	(814)
AS OF SEPTEMBER 30, 2025	1,549

Disclosure of reconciliation of liabilities arising from financing activities	Changes in financial liabilities, excluding derivative instruments, are presented below as of September 30, 2024 and 2025:

(Amounts in thousands of euros)	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertibl e notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
FINANCIAL LIABILITIES (excluding derivatives instruments)
AS OF DECEMBER 31, 2023	21,643		29,605	3,678	6,771	540	12,229	74,466
Proceeds		47,444	—					47,444
Repayments			(6,563)	(1,250)	(1,142)	(402)		(9,357)
Interest paid	(1,688)	(2,267)	(1,378)	(18)		(14)		(5,364)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(3,204)						(3,204)
Non-cash changes: (gain)/loss on recognition or derecognition			(442)					(442)
Non-cash changes: interest expense and other	2,956	3,559	1,333	56	7	43	3,023	10,977
Non-cash changes: other fair value remeasurement			609					609
Non-cash changes: conversion into shares					(4,070)		—	(4,070)
Non-cash changes : subsidies					914			914
Non cash changes: additional leases						2,021		2,021
Non cash changes : Effect of the change in foreign currency exchange rates						(3)		(3)
AS OF SEPTEMBER 30, 2024	22,912	45,533	23,164	2,466	2,480	2,185	15,253	113,992

AS OF DECEMBER 31, 2024	23,370	46,401	21,574	2,488	—	2,363	13,023	109,218
Repayments		(14,551)	(2,188)	(1,250)		(782)		(18,770)
Interest paid	(1,688)	(2,951)	(689)	(43)		(51)		(5,422)
Non-cash changes: (gain)/loss on recognition or derecognition			(1,557)					(1,557)
Non-cash changes: interest expense and other	2,644	5,919	778	58		51	3,758	13,209
Non-cash changes: amortized cost remeasurement							11,318	11,318
Non-cash changes: other fair value remeasurement			36,002					36,002
Non-cash changes: conversion into shares	(16,058)		(53,921)					(69,979)
Non cash changes : Effect of the change in foreign currency exchange rates						(33)		(33)
AS OF SEPTEMBER 30, 2025	8,269	34,819	—	1,252	—	1,549	28,099	73,988

Disclosure of changes in derivative instruments	Changes in derivative instruments are presented below as of September 30, 2024 and 2025:

(amounts in thousands of euros)	Kreos/Claret BSA	Kreos/Claret Minimal Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF DECEMBER 31, 2023	2,579	—	2,579
(+) Issuance	—	2,158	2,158
(+) Increase in fair value	544	677	1,221
(-) Decrease in fair value	(139)	—	(139)
AS OF SEPTEMBER 30, 2024	2,984	2,835	5,819

AS OF DECEMBER 31, 2024	1,166	3,620	4,786
(+) Increase in fair value	29,935	—	29,935
(-) Decrease in fair value	—	(3,620)	(3,620)
(-) Repurchases	(4,427)	—	(4,427)
(-) Exercises	(26,674)	—	(26,674)
AS OF SEPTEMBER 30, 2025	—	—	—

Disclosure of remaining contractual maturities of non-derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2024 and September 30, 2025. The
amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates (1)	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

	AS OF SEPTEMBER 30, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	—	—	—	—	—	—
Kreos/Claret convertible notes (OCABSA)	8,269	9,660	4,684	4,976	—	—
Kreos/Claret bond loans	34,819	40,241	25,548	14,693	—	—
PGE	1,252	1,268	1,268	—	—	—
Royalty certificates (1)	28,099	—	—	—	—	—
Lease liabilities	1,549	1,747	980	672	95	—
Derivative instruments	—	—	—	—	—	—
Total financial liabilities	73,988	$52,916	32,481	20,341	95	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.

Disclosure of remaining contractual maturities of derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2024 and September 30, 2025. The
amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates (1)	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

	AS OF SEPTEMBER 30, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	—	—	—	—	—	—
Kreos/Claret convertible notes (OCABSA)	8,269	9,660	4,684	4,976	—	—
Kreos/Claret bond loans	34,819	40,241	25,548	14,693	—	—
PGE	1,252	1,268	1,268	—	—	—
Royalty certificates (1)	28,099	—	—	—	—	—
Lease liabilities	1,549	1,747	980	672	95	—
Derivative instruments	—	—	—	—	—	—
Total financial liabilities	73,988	$52,916	32,481	20,341	95	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.